Summary Of Significant Accounting Policies (Depreciable Lives Over Which Premises And Equipment Are Depreciated) (Details)	12 Months Ended
Dec. 31, 2011 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	5
Premises and equipment, depreciable lives, maximum	50
Equipment, Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	3
Premises and equipment, depreciable lives, maximum	20
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives, minimum	1
Premises and equipment, depreciable lives, maximum	10